Shareholders' Equity - Common Stock - Non-controlling Interest (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 22, 2021
Class of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		1
Stock exchange ratio	1
Redwood Holdco
Class of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	72.20%	72.20%	72.20%
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share	1	1
Common stock, shares issued	12,618,516	12,618,516
Common stock, shares outstanding	12,618,516	12,618,516
Common Stock, Number Of Votes Per Share	1	1
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share	1	1
Common stock, shares issued	32,770,000	32,770,000
Common stock, shares outstanding	32,770,000	32,770,000
Common Stock, Number Of Votes Per Share	1	1